Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (Note 1)	¥ 773,227	¥ 840,579
Short-term investments (Note 2)	125,517	96,815
Trade receivables, net (Note 3)	533,208	557,504
Inventories (Note 4)	476,704	384,777
Prepaid expenses and other current assets (Notes 6,12 and 17)	244,649	250,754
Total current assets	2,153,305	2,130,429
Noncurrent receivables (Note 18)	16,772	16,771
Investments (Note 2)	51,790	81,529
Property, plant and equipment, net (Notes 5, 6 and 9)	1,190,836	1,201,968
Intangible assets, net (Note 8)	138,030	153,021
Other assets (Notes 6, 8, 11 and 12)	379,994	400,102
Total assets	3,930,727	3,983,820
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	8,343	7,200
Trade payables (Note 10)	380,532	383,251
Accrued income taxes (Note 12)	45,900	72,482
Accrued expenses (Notes 11 and 18)	299,422	299,710
Other current liabilities (Notes 5, 12 and 17)	159,651	134,298
Total current liabilities	893,848	896,941
Long-term debt, excluding current installments (Note 9)	3,368	4,131
Accrued pension and severance cost (Note 11)	249,604	197,609
Other noncurrent liabilities (Note 12)	70,240	75,502
Total liabilities	1,217,060	1,174,183
Commitments and contingent liabilities (Note 18)
Canon Inc. stockholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2011 and 2010	174,762	174,762
Additional paid-in capital	401,572	400,425
Legal reserve (Note 13)	59,004	57,930
Retained earnings (Note 13)	3,059,298	2,965,237
Accumulated other comprehensive income (loss) (Note 14)	(481,773)	(390,459)
Treasury stock, at cost; 132,231,296 shares in 2011 and 105,295,975 shares in 2010	(661,731)	(562,113)
Total Canon Inc. stockholders' equity	2,551,132	2,645,782
Noncontrolling interests	162,535	163,855
Total equity	2,713,667	2,809,637
Total liabilities and equity	¥ 3,930,727	¥ 3,983,820